INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN AFFILIATES [Abstract]
Investments in Affiliates, by Industry
The Company's investments in affiliates are summarized, by industry, as follows (in millions):

	2010	2009
Investment in Unconsolidated Affiliated Companies:
Real Estate and Other	$276	$195
Transportation	53	47
Total Investments	$329	$242

Summary of Financial Information for Equity Method Investments
A summary of financial information for the Company's equity method investments by industry at December 31 is as follows (in millions):

	2010		2009

	Real Estate	Transportation	Real Estate	Transportation

Current assets	$42	$88	$48	$60
Noncurrent assets	623	111	554	118
Total assets	$665	$199	$602	$178

Current liabilities	$15	$39	97	$29
Noncurrent liabilities	164	22	111	26
Total liabilities	$179	$61	$208	$55

	Year Ended December 31,
	2010	2009	2008
Real Estate:
Operating revenue	$30	$14	$73
Operating costs and expenses	23	9	47
Operating income	$7	$5	$26
Income from continuing operations	$7	$1	$22
Net income	$7	$1	$22

Transportation:
Operating revenue	$568	$476	$505
Operating costs and expenses	548	470	502
Operating income	$20	$6	$3
Income from continuing operations*	$36	$20	$13
Net income	$36	$20	$13

* Includes earnings from equity method investments held by the investee.